Financial Assets Measured at Amortized Cost - Schedule of Breakdown by Maturity Trade Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	R$ 4,146,321	R$ 3,877,167
Other receivables	1,911,010	221,066
Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	2,612,228	2,471,796
Other receivables	1,910,827
From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	444,200	404,597
From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	419,309	277,416
From 91 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	452,981	470,393
From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	207,458	252,889
Over 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	10,145	76
From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables	54
From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables	129
Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		148,519
From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		635
From 61 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		4,405
From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		67,507
Receivables falling due [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	3,947,527	3,877,167
Other receivables	1,910,827	204,543
Receivables falling due [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	2,563,908	2,471,796
Other receivables	1,910,827
Receivables falling due [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	442,127	404,597
Receivables falling due [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	277,610	277,416
Receivables falling due [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	450,954	470,393
Receivables falling due [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	206,774	252,889
Receivables falling due [Member] | Over 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	6,154	76
Receivables falling due [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables
Receivables falling due [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables
Receivables falling due [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		137,036
Receivables falling due [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables
Receivables falling due [Member] | From 61 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables
Receivables falling due [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		67,507
Receivables overdue [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	198,794
Other receivables	183	16,523
Receivables overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	48,320
Other receivables
Receivables overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	2,073
Receivables overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	141,699
Receivables overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	2,027
Receivables overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	684
Receivables overdue [Member] | Over 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	3,991
Receivables overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables	54
Receivables overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables	R$ 129
Receivables overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		11,483
Receivables overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		635
Receivables overdue [Member] | From 61 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		4,405
Receivables overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables